Financial expenses - Schedule of Financial Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Interest expense on debt	$ 74,186	$ 82,898
Accretion of Convertible Notes	4,565	6,995
Amortization of deferred financing fees	3,086	4,088
Accretion of premiums and discounts on assumed debt	1,742	1,827
Write-offs of deferred financing fees	313	275
Total financial expenses	83,892	96,083
Average borrowings	3,200,000	2,900,000
Expense Due to Accretion of Convertible Notes	$ 4,565	$ 6,995